Other Financial Assets at Fair Value Through Profit or Loss - Parent (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
Summary of Other Financial Assets at Fair Value Through Profit or Loss

		Group
	2021	2020
	£m	£m
Loans and advances to customers:
Loans to housing associations	12	13
Other loans	502	579
	514	592
Debt securities	112	112
Equity securities	50	130
	676	834

Santander UK Group Holdings plc
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
Summary of Other Financial Assets at Fair Value Through Profit or Loss

	2021	2020
	£m	£m
Debt securities	4,190	1,425
	4,190	1,425